Unaudited Condensed Consolidated Statements of Operations and Comprehensive (Loss)/Income - USD ($)		6 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Net revenue		$ 504,145	$ 1,039,851
Cost of revenues		(490,876)	(367,274)
Gross profit		13,269	672,577
Operating expenses
Selling expenses		(202,026)	(363,777)
General and administrative expenses		(1,920,033)	(2,403,721)
Total operating expenses		(2,122,059)	(2,767,498)
Operating loss		(2,108,790)	(2,094,921)
Other (expenses) income, net
Financial expenses		(165,056)	(169,141)
Financial income		8,631	1,019
(Loss)/gain on deregistration and disposal of subsidiaries, net		(10,308)	4,788,377
Other expenses, net		(23,648)	(50,820)
Total other (expenses)/income, net		(190,381)	4,569,435
(Loss)/income before income tax provision		(2,299,171)	2,474,514
Income tax benefit/(expense)		247,955	(595,056)
(Loss)/income from continuing operations, net of tax		(2,051,216)	1,879,458
Income from discontinued operation, net of tax		13,872
Net (loss)/income		(2,037,344)	1,879,458
Less: net loss attributable to non-controlling interests from continuing operations		(54,432)
Less: net income attributable to non-controlling interests from discontinued operation		6,798
Net (loss)/income attributable to ordinary shareholders of the Company		(1,989,710)	1,879,458
Other comprehensive (loss)/income, net of tax of nil:
Foreign currency translation adjustments		87,561	(45,994)
Total comprehensive (loss)/income		(1,949,783)	1,833,464
Less: comprehensive income attributable to non-controlling interests from continuing operations		(41,268)
Less: comprehensive loss attributable to non-controlling interests from discontinued operation		6,798
Total comprehensive (loss)/income attributable to ordinary shareholders of the Company		$ (1,915,313)	$ 1,833,464
(Loss)/earnings per share from continuing operations*
Basic (in Dollars per share)	[1]	$ (0.4509)	$ 0.572
Diluted (in Dollars per share)	[1]	(0.4509)	0.572
Earnings per share from discontinued operations*
Basic (in Dollars per share)	[1]	0.003
Diluted (in Dollars per share)	[1]	$ 0.003
Weighted average shares used in calculating net earnings per share*
Basic (in Shares)	[1]	4,549,158	3,281,599
Diluted (in Shares)	[1]	4,549,158	3,281,599

[1]	The shares and per share information are presented on a retroactive basis to reflect the Share Consolidation by consolidating each 20 ordinary shares, and the redesignation of ordinary shares into Class A ordinary shares and Class B ordinary shares, effective on February 23, 2026.